Liquidated Damages	12 Months Ended
Dec. 31, 2020
Liquidated Damages
Liquidated Damages

23.	Liquidated Damages

The following tables summarize the Liquidated Damages recognized during the years ended December 31, 2020 and 2019, with respect to the registration rights agreements and securities purchase agreements:

	Year Ended December 31, 2020
	12% Convertible Debentures	Series I Preferred Stock	Series J Preferred Stock	Total Liquidated Damages
Registration Rights Damages	$-	$277,200	$360,000	$637,200
Public Information Failure Damages	12,300	346,500	360,000	718,800
Accrued interest	1,578	69,992	60,007	131,577
Balance	$13,878	$693,692	$780,007	$1,487,577

	Year Ended December 31, 2019
	12% Convertible Debentures	Series I Preferred Stock	Series J Preferred Stock	Total Liquidated Damages
Registration Rights Damages	$-	$138,600	$-	$138,600
Public Information Failure Damages	102,246	69,300	-	171,546
Accrued interest	16,162	262,193	140,015	418,370
Balance	$118,408	$470,093	$140,015	$728,516